Other equity - Summary of Share Based Payment Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	₨ 1,165
Expense for the year	2,505		₨ 177	₨ 207
Repurchase of vested stock options	(89)		(646)
Amount utilised on exercise of stock options	(85)
Ending balance	3,444	$ 45	1,165
Share based payment reserve
Disclosure Of Detailed Information About Reserve Of Share Based Payments Of Equity [line Items]
Beginning balance	1,165		1,161
Expense for the year	2,505		177	207
Recognition of non-controlling interests pursuant to the Transaction	(117)
Repurchase of vested stock options	(24)		(176)
Forfeiture of vested options			3
Amount utilised on exercise of stock options	(85)
Ending balance	₨ 3,444		₨ 1,165	₨ 1,161